REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table disaggregates revenue by metal:

For the years ended December 31,	2020	2019
Gold	$1,341.8	$1,262.8
Silver	219.2	178.5
Copper	—	162.7
Total revenue from contracts with customers	$1,561.0	$1,604.0
Provisional pricing adjustments (i)	—	8.2
Total revenue	$1,561.0	$1,612.2
(i)    Amount represents the provisional pricing adjustments related to silver and copper concentrate from the Cerro Moro and Chapada mines, respectively.